Income Taxes - Reconciliation of the statutory federal income tax rate (benefit) (Details) - USD ($)		2 Months Ended	3 Months Ended		6 Months Ended	9 Months Ended	11 Months Ended
	Jan. 31, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
Income Taxes
Change in valuation allowance							$ 290,181
Income tax provision			$ (54,366)			$ (54,366)	$ 0
Statutory federal income tax rate (in percent)	21.00%	21.00%	21.00%		21.00%	21.00%	21.00%
Change in fair value of derivative warrant liabilities (in percent)							(855.90%)
Offering costs allocated to derivative warrant liabilities (in percent)							214.00%
Change in valuation allowance (in percent)							620.90%
Income tax expense (in Percent)	0.00%	0.00%	0.88%	0.00%	0.00%	0.91%	0.00%
Valuation allowance							$ 290,181